INCOME TAX EXPENSES (Schedule of Balances of Deferred Tax Asset (Liability)) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Balance of deferred tax asset (liability) in respect of
As at January 1		₪ 41		₪ 38	₪ 55
Charged to the income statement		(12)		(3)	(17)
Charged to retained earnings upon implementation of IFRS 16				6
As at December 31		29		41	38
Allowance for credit losses [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1		39		43	45
Charged to the income statement		(5)		(4)	(2)
As at December 31		34		39	43
Provisions for employee rights [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1		18		17	15
Charged to the income statement		(5)		1	2
As at December 31		13		18	17
Depreciable fixed assets and software [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1		(11)		(19)	(27)
Charged to the income statement		12		8	8
As at December 31		1		(11)	(19)
Lease - Right-of-use assets [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1		(134)
Charged to the income statement		(18)		17
Charged to retained earnings upon implementation of IFRS 16				(151)
As at December 31		(152)		(134)
Leases liabilities [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1		142
Charged to the income statement		19		(15)
Charged to retained earnings upon implementation of IFRS 16				157
As at December 31		161		142
Intangibles, deferred expenses and carry forward losses [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1		(19)		(8)	16
Charged to the income statement		(14)		(11)	(24)
As at December 31		(33)		(19)	(8)
Options granted to employees [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1		6		5	6
Charged to the income statement			[1]	1	(1)
As at December 31		6		6	5
Other [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1	[1]
Charged to the income statement	[1]	(1)
As at December 31	[1]	₪ (1)

[1]	Representing an amount of less than 1 million.